Share Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended									12 Months Ended
	Sep. 05, 2020 shares	Dec. 31, 2021 CNY (¥) shares	Sep. 30, 2021 shares	May 31, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 shares	Mar. 31, 2021 shares	Jan. 31, 2021 shares	Apr. 30, 2020 CNY (¥) shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 ¥ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement weighted average contractual life of shares											4 years 2 months 15 days	4 years 2 months 15 days
Share based compensation arrangement number of share options granted		30,808,793
Allocated share-based compensation expense											¥ 315,362	$ 49,487		¥ 153,110		¥ 1,990
Senior Management Awards Two Thousand Twenty [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued									4,745,200	4,745,200
Share-based compensation arrangement increase in authorized shares percentage									5.00%	5.00%
Allocated share-based compensation expense				¥ 197,200	$ 30,600				¥ 143,000
Senior Management Awards Two Thousand Twenty [Member] | Paid In Capital [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense | ¥									¥ 110,600
Senior Management Awards Two Thousand Twenty [Member] | Mezzanine Equity [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense | $										$ 32,400
Senior Management Awards Two Thousand Twenty One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares Received				2,601,000	2,601,000
Series Angel Plus Preferred Shares [Member] | Senior Management Awards Two Thousand Twenty [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued									465,550	465,550
Series B Four Minus Preferred Shares [Member] | Senior Management Awards Two Thousand Twenty [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued									605,600	605,600
Offshore Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement weighted average contractual life of shares											8 years 3 months 10 days	8 years 3 months 10 days		9 years 6 months 18 days
Share based compensation arrangement number of share options granted											200,923,883	200,923,883
Share-based compensation arrangement share options vested fair value											¥ 31,400	$ 4,900		¥ 2,500		¥ 2,400
Share-based compensation arrangement unrecognized sharebased compensation expense		¥ 588,800									¥ 588,800						$ 92,400
Weighted Average grant date fair value per option, Granted | $ / shares												$ 0.5092	$ 0.05		$ 0.01
Replaced Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of shares available for grant																		9,681,668
Share based compensation arrangement share options conversion factor per share | ¥ / shares																		¥ 14.8
Share based compensation arrangement awards subscription rate | ¥ / shares																		¥ 0.05
Offshore Share Incentive Plan Two Thousand Nineteen Plan Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized	71,001,793
Share based compensation arrangement number shares issued	71,001,793
Offshore Share Incentive Plan Two Thousand Twenty Plan Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized	11,786,197
Share based compensation arrangement number of share options granted	11,786,197
Offshore Share Incentive Plan Two Thousand Twenty Plan Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized	23,096,715
Share based compensation arrangement number shares issued	23,096,715
Two Thousand And Twenty Share Incentive Plan Four [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of share options granted								7,082,103
Two Thousand And Twenty One Share Incentive Plan One [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of share options granted							854,608
Two Thousand And Twenty One Share Incentive Plan Five [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of share options granted						14,862,751
Share Incentive Plan [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of share options granted			147,315,628
A&R 2020 Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period		4 years
Share based compensation arrangement weighted average contractual life of shares		10 years
Share based compensation arrangement number share options authorized		461,535,280									461,535,280						461,535,280
Share based compensation arrangement number of share options granted		40,181,400									461,535,280	461,535,280
Share based compensation arrangement awards subscription rate | $ / shares																	$ 0.05
A&R 2020 Share Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage		50.00%
A&R 2020 Share Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage		25.00%
A&R 2020 Share Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage		25.00%
A&R 2020 Share Incentive Plan [Member] | Share Based Compensation Award Tranche Four [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period		5 years
Share based compensation arrangement awards, vesting rights percentage		25.00%
Share-based Payment Arrangement, Employee [Member] | Onshore Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement number share options purchased											295,503	295,503
Share based compensation arrangement awards, vesting period											4 years	4 years
Share based compensation arrangement weighted average contractual life of shares											10 years	10 years
Share based compensation arrangement number share options authorized		10,471,912									10,471,912						10,471,912
Share based compensation arrangement number of share options granted											10,471,912	10,471,912
Share-based Payment Arrangement, Employee [Member] | Onshore Share Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage											50.00%	50.00%
Share-based Payment Arrangement, Employee [Member] | Onshore Share Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage											25.00%	25.00%
Share-based Payment Arrangement, Employee [Member] | Onshore Share Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage											25.00%	25.00%